Information with Respect to Sales of Securities and Resulting Gross Realized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 0	$ 9,413
Gross gains	0	370
Gross losses	0	0
Tax expense	$ 0	$ 126